GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL
Schedule of changes in the net carrying amount of goodwill

	2022	2021
Cost
Balance at beginning of year	$611.1	$606.6
Business acquisitions	7.5	4.5
Balance at end of year	618.6	611.1

Accumulated impairment losses
Balance at beginning and at end of year	68.5	68.5
Net carrying amount	$550.1	$542.6

Schedule of determination of recoverable amounts in the impairment tests performed in significant CGU groups

	2022		2021
	Pre-tax discount	Perpetual	Pre-tax discount	Perpetual
CGU group	rate (WACC)	growth rate	rate (WACC)	growth rate
Telecommunications[1]	10.5%	2.0%	8.5%	2.0%
1	The recoverable amounts was based on value in use, using the discounted cash flow method.